Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of maturity analysis of operating lease payments

	2024	2024	2023
	US$	HK$	HK$

Lease liabilities payable:

Within one year	4,911,202	38,148,743	37,983,588
Within a period of more than one year but not more than 5 years	4,669,116	36,268,295	38,999,779

	9,580,318	74,417,038	76,983,367

Less: portion classified as current liabilities	(4,911,202)	(38,148,743)	(37,983,588)

Non-current liabilities	4,669,116	36,268,295	38,999,779

Schedule of lease obligation

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

Taiwan New Dollars
HK$

As at December 31, 2024	7,295

As at December 31, 2023	7,563